CECL (Details 15)	3 Months Ended		6 Months Ended	12 Months Ended
	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2022	Dec. 31, 2021
Allowance for Credit Loss, Macroeconomic scenarios [Line Items]
Number of Macroeconomic Scenarios	3		3
Scenario, Macroeconomic scenario, Downside [Member]
Allowance for Credit Loss, Macroeconomic scenarios [Line Items]
Macroeconomic Scenario Probability, in percent	40.00%	40.00%
Scenario, Macroeconomic scenario, Downside, Forecast, One year [Member] | Real GDP growth rate (%YoY) [Member] | Eurozone [Member]
Allowance for Credit Loss, Macroeconomic scenarios [Line Items]
Allowance for Credit Losses, Macroeconomic Forecast, in percent			1.40%	(0.70%)
Scenario, Macroeconomic scenario, Downside, Forecast, One year [Member] | Real GDP growth rate (%YoY) [Member] | SWITZERLAND [Member]
Allowance for Credit Loss, Macroeconomic scenarios [Line Items]
Allowance for Credit Losses, Macroeconomic Forecast, in percent			1.50%	(0.40%)
Scenario, Macroeconomic scenario, Downside, Forecast, One year [Member] | Real GDP growth rate (%YoY) [Member] | UNITED STATES [Member]
Allowance for Credit Loss, Macroeconomic scenarios [Line Items]
Allowance for Credit Losses, Macroeconomic Forecast, in percent			1.40%	0.10%
Scenario, Macroeconomic scenario, Downside, Forecast, One year [Member] | Real GDP growth rate (%YoY) [Member] | UNITED KINGDOM [Member]
Allowance for Credit Loss, Macroeconomic scenarios [Line Items]
Allowance for Credit Losses, Macroeconomic Forecast, in percent			2.60%	(0.90%)
Scenario, Macroeconomic scenario, Downside, Forecast, One year [Member] | Industrial production (%YoY) [Member] | World [Member]
Allowance for Credit Loss, Macroeconomic scenarios [Line Items]
Allowance for Credit Losses, Macroeconomic Forecast, in percent			0.30%	0.00%
Scenario, Macroeconomic scenario, Downside, Forecast, Two years [Member] | Real GDP growth rate (%YoY) [Member] | Eurozone [Member]
Allowance for Credit Loss, Macroeconomic scenarios [Line Items]
Allowance for Credit Losses, Macroeconomic Forecast, in percent			(1.70%)	1.40%
Scenario, Macroeconomic scenario, Downside, Forecast, Two years [Member] | Real GDP growth rate (%YoY) [Member] | SWITZERLAND [Member]
Allowance for Credit Loss, Macroeconomic scenarios [Line Items]
Allowance for Credit Losses, Macroeconomic Forecast, in percent			0.40%	0.30%
Scenario, Macroeconomic scenario, Downside, Forecast, Two years [Member] | Real GDP growth rate (%YoY) [Member] | UNITED STATES [Member]
Allowance for Credit Loss, Macroeconomic scenarios [Line Items]
Allowance for Credit Losses, Macroeconomic Forecast, in percent			(0.40%)	1.40%
Scenario, Macroeconomic scenario, Downside, Forecast, Two years [Member] | Real GDP growth rate (%YoY) [Member] | UNITED KINGDOM [Member]
Allowance for Credit Loss, Macroeconomic scenarios [Line Items]
Allowance for Credit Losses, Macroeconomic Forecast, in percent			(1.70%)	1.00%
Scenario, Macroeconomic scenario, Downside, Forecast, Two years [Member] | Industrial production (%YoY) [Member] | World [Member]
Allowance for Credit Loss, Macroeconomic scenarios [Line Items]
Allowance for Credit Losses, Macroeconomic Forecast, in percent			0.40%	2.00%
Scenario, Macroeconomic scenario, Baseline [Member]
Allowance for Credit Loss, Macroeconomic scenarios [Line Items]
Macroeconomic Scenario Probability, in percent	50.00%	50.00%
Scenario, Macroeconomic scenario, Baseline, Forecast, One year [Member] | Real GDP growth rate (%YoY) [Member] | Eurozone [Member]
Allowance for Credit Loss, Macroeconomic scenarios [Line Items]
Allowance for Credit Losses, Macroeconomic Forecast, in percent			2.40%	3.80%
Scenario, Macroeconomic scenario, Baseline, Forecast, One year [Member] | Real GDP growth rate (%YoY) [Member] | SWITZERLAND [Member]
Allowance for Credit Loss, Macroeconomic scenarios [Line Items]
Allowance for Credit Losses, Macroeconomic Forecast, in percent			2.50%	2.50%
Scenario, Macroeconomic scenario, Baseline, Forecast, One year [Member] | Real GDP growth rate (%YoY) [Member] | UNITED STATES [Member]
Allowance for Credit Loss, Macroeconomic scenarios [Line Items]
Allowance for Credit Losses, Macroeconomic Forecast, in percent			2.70%	3.80%
Scenario, Macroeconomic scenario, Baseline, Forecast, One year [Member] | Real GDP growth rate (%YoY) [Member] | UNITED KINGDOM [Member]
Allowance for Credit Loss, Macroeconomic scenarios [Line Items]
Allowance for Credit Losses, Macroeconomic Forecast, in percent			3.70%	5.00%
Scenario, Macroeconomic scenario, Baseline, Forecast, One year [Member] | Industrial production (%YoY) [Member] | World [Member]
Allowance for Credit Loss, Macroeconomic scenarios [Line Items]
Allowance for Credit Losses, Macroeconomic Forecast, in percent			2.50%	3.00%
Scenario, Macroeconomic scenario, Baseline, Forecast, Two years [Member] | Real GDP growth rate (%YoY) [Member] | Eurozone [Member]
Allowance for Credit Loss, Macroeconomic scenarios [Line Items]
Allowance for Credit Losses, Macroeconomic Forecast, in percent			2.00%	2.30%
Scenario, Macroeconomic scenario, Baseline, Forecast, Two years [Member] | Real GDP growth rate (%YoY) [Member] | SWITZERLAND [Member]
Allowance for Credit Loss, Macroeconomic scenarios [Line Items]
Allowance for Credit Losses, Macroeconomic Forecast, in percent			1.60%	1.90%
Scenario, Macroeconomic scenario, Baseline, Forecast, Two years [Member] | Real GDP growth rate (%YoY) [Member] | UNITED STATES [Member]
Allowance for Credit Loss, Macroeconomic scenarios [Line Items]
Allowance for Credit Losses, Macroeconomic Forecast, in percent			2.30%	1.90%
Scenario, Macroeconomic scenario, Baseline, Forecast, Two years [Member] | Real GDP growth rate (%YoY) [Member] | UNITED KINGDOM [Member]
Allowance for Credit Loss, Macroeconomic scenarios [Line Items]
Allowance for Credit Losses, Macroeconomic Forecast, in percent			0.90%	3.30%
Scenario, Macroeconomic scenario, Baseline, Forecast, Two years [Member] | Industrial production (%YoY) [Member] | World [Member]
Allowance for Credit Loss, Macroeconomic scenarios [Line Items]
Allowance for Credit Losses, Macroeconomic Forecast, in percent			2.50%	3.00%
Scenario, Macroeconomic scenario, Upside [Member]
Allowance for Credit Loss, Macroeconomic scenarios [Line Items]
Macroeconomic Scenario Probability, in percent	10.00%	10.00%
Scenario, Macroeconomic scenario, Upside, Forecast, One year [Member] | Real GDP growth rate (%YoY) [Member] | Eurozone [Member]
Allowance for Credit Loss, Macroeconomic scenarios [Line Items]
Allowance for Credit Losses, Macroeconomic Forecast, in percent			2.50%	4.20%
Scenario, Macroeconomic scenario, Upside, Forecast, One year [Member] | Real GDP growth rate (%YoY) [Member] | SWITZERLAND [Member]
Allowance for Credit Loss, Macroeconomic scenarios [Line Items]
Allowance for Credit Losses, Macroeconomic Forecast, in percent			2.70%	4.30%
Scenario, Macroeconomic scenario, Upside, Forecast, One year [Member] | Real GDP growth rate (%YoY) [Member] | UNITED STATES [Member]
Allowance for Credit Loss, Macroeconomic scenarios [Line Items]
Allowance for Credit Losses, Macroeconomic Forecast, in percent			3.00%	4.50%
Scenario, Macroeconomic scenario, Upside, Forecast, One year [Member] | Real GDP growth rate (%YoY) [Member] | UNITED KINGDOM [Member]
Allowance for Credit Loss, Macroeconomic scenarios [Line Items]
Allowance for Credit Losses, Macroeconomic Forecast, in percent			3.90%	7.80%
Scenario, Macroeconomic scenario, Upside, Forecast, One year [Member] | Industrial production (%YoY) [Member] | World [Member]
Allowance for Credit Loss, Macroeconomic scenarios [Line Items]
Allowance for Credit Losses, Macroeconomic Forecast, in percent			3.60%	4.40%
Scenario, Macroeconomic scenario, Upside, Forecast, Two years [Member] | Real GDP growth rate (%YoY) [Member] | Eurozone [Member]
Allowance for Credit Loss, Macroeconomic scenarios [Line Items]
Allowance for Credit Losses, Macroeconomic Forecast, in percent			2.40%	2.70%
Scenario, Macroeconomic scenario, Upside, Forecast, Two years [Member] | Real GDP growth rate (%YoY) [Member] | SWITZERLAND [Member]
Allowance for Credit Loss, Macroeconomic scenarios [Line Items]
Allowance for Credit Losses, Macroeconomic Forecast, in percent			2.20%	2.80%
Scenario, Macroeconomic scenario, Upside, Forecast, Two years [Member] | Real GDP growth rate (%YoY) [Member] | UNITED STATES [Member]
Allowance for Credit Loss, Macroeconomic scenarios [Line Items]
Allowance for Credit Losses, Macroeconomic Forecast, in percent			2.80%	2.40%
Scenario, Macroeconomic scenario, Upside, Forecast, Two years [Member] | Real GDP growth rate (%YoY) [Member] | UNITED KINGDOM [Member]
Allowance for Credit Loss, Macroeconomic scenarios [Line Items]
Allowance for Credit Losses, Macroeconomic Forecast, in percent			1.20%	3.90%
Scenario, Macroeconomic scenario, Upside, Forecast, Two years [Member] | Industrial production (%YoY) [Member] | World [Member]
Allowance for Credit Loss, Macroeconomic scenarios [Line Items]
Allowance for Credit Losses, Macroeconomic Forecast, in percent			4.00%	3.70%